Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [Abstract]
Key management compensation
Compensation for the years ended December 31, 2021, and December 31, 2020, of these personnel is detailed below:

	December 31,
	2021	2020
	US$’000	US$’000
Short-term employee benefits	1,912	1,848
Performance related bonus	1,106	1,122
Post-employment benefits	120	119
Share-based compensation benefits	3,713	3,079
Total compensation	6,851	6,168

Shares purchased by directors
The following ordinary shares were purchased by directors of the Company.

Director	Number	Date
Joseph Wiley	16,000	March 2022
George P. Hampton, Jr.	100,000	March 2022
Stephen T. Wills	37,500	March 2022
Dr. Alain H. Munoz	22,500	March 2022
Dr. Patrick V.J.J. Vink	25,000	March 2022
Raymond T. Stafford	50,000	March 2022
Raymond T. Stafford	250,000	November 2021
Raymond T. Stafford	300,100	March 2021